May 5, 2014

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I
Post-Effective Amendment No. 17 to Registration Statement on Form N-6
Prospectus Title: Strategic Variable Life® Plus
File Nos. 333-65887, 811-08075
Class Identifier: C000027251

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 17 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 28, 2014 and became effective on May 1, 2014; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Assistant Vice President & Counsel

for Massachusetts Mutual Life Insurance Company